LEASED PROPERTIES	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Leases [Abstract]
LEASED PROPERTIES

13. LEASED PROPERTIES

Our leased properties are fully discussed in the Fiscal 2015 Audited Financial Statements included in our prospectus that was filed on July 18, 2016 and there have been no significant changes since the release of those statements.

12. LEASED PROPERTIES

The Company leases certain plant, property and equipment under leases classified as capital leases. The leases have original terms ranging from one to six years. The assets covered under these leases have carrying values of approximately $861 and $938 as of January 2, 2016 and January 3, 2015, respectively.

The Company also leases cold storage space, machinery and equipment and real estate classified as operating leases with terms that are effective for varying periods through fiscal 2025. Certain of these leases have remaining renewal clauses, exercisable at the Company’s option.

At January 2, 2016, the Company had minimum rental payments required under operating and capital leases as follows:

	Minimum Rental Payments
Fiscal Year	Operating Leases	Capital Leases
2016	$3,336	$603
2017	2,819	277
2018	1,647	2
2019	784	—
2020	448	—
Thereafter	1,638	—

	$10,672	882

Less: amount representing interest		21

Present value of minimum lease payments under capital leases		$861

Rental expense was as follows:

	Fiscal 2015	Fiscal 2014	Fiscal 2013
Real estate	$1,994	$1,795	$1,582
Cold storage	3,931	2,919	4,316
Equipment	4,107	3,278	3,023

Total	$10,032	$7,992	$8,921

During fiscal 2012, the Company sold its Enid, OK cold storage facility with a net book value of $12,587 to an unrelated third party (“Enid DC Transaction”). Net proceeds from this sale were $25,704. Concurrent with this sale, the Company entered into an agreement to lease the property back from the purchaser over a minimum lease term of twenty years. The lease agreement contains provisions that, under certain conditions, may require the Company or a successor lessee to provide financial assurances that may be deemed to be collateral for sale-leaseback accounting purposes. As a result of these provisions, the Enid DC Transaction did not qualify for sale-leaseback accounting treatment in fiscal 2012. Accordingly, the Company maintains the real estate and related building and equipment on the January 2, 2016 and January 3, 2015 Consolidated Balance Sheets, respectively, and cash proceeds from the sale have been recorded in Other long-term liabilities, net of the current portion of $603, recorded in Other accrued liabilities. The lease agreement does not have a stated rate of interest. The implicit interest rate is 7.12% over the term of the agreement.

Future payments under the agreement are as follows as of January 2, 2016:

Fiscal Year	Required Payments
2016	$2,309
2017	2,332
2018	2,356
2019	2,379
2020	2,403
Thereafter	30,782

42,561
Less amounts representing interest:	18,324

$24,237

During fiscal 2014, the Company closed its administrative office in Edmond, OK but has a remaining obligation for the rental of the facility. At January 2, 2016 and January 3, 2015 this obligation was $71 and $237, respectively. Also during fiscal 2014, the Company entered into an operating lease for additional office space in Cincinnati, OH. A portion of the rent was abated at the start of the lease term. ASC 840—“Leases” (“ASC 840”) states that lease payments should be charged to expense on a straight-line basis over the lease term. Accordingly, the Company recorded rent expense during fiscal 2015 and fiscal 2014 and an obligation for the deferred payments. At January 2, 2016 and January 3, 2015, this obligation was $342 and $197, respectively.